1933 Act File No. 333-57707
                                                      1940 Act File No. 811-7115

                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                    -


      Pre-Effective Amendment No.______....................       __

      Post-Effective Amendment No.  1  ...................          X
                                  -----                             -





                              FEDERATED TOTAL RETURN SERIES, INC.

                  (Exact Name of Registrant as Specified in Charter)

                              Federated Investors Funds
                                    5800 Corporate Drive
                              Pittsburgh, Pennsylvania 15237-7000
                        (Address of Principal Executive Offices)

                                    (412) 288-1900
                              (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                        Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

__X__immediately upon filing pursuant to paragraph (b)
____ on _________, 199__ pursuant to paragraph (b)(1)(v)
_ _ 60 days after filing pursuant to paragraph (a) (i) on _______ pursuant to ____ paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on
____ _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                                    CROSS-REFERENCE SHEET



PART A.    INFORMATION REQUIRED IN A PROSPECTUS.            Prospectus Heading
                                                     Rule 481(a) Cross-Reference

Item 1.     Cover Page....................Cross-Reference Sheet; Cover Page.
Item 2.     Beginning and Outside Back    Table of Contents.............
              cover Page of Prospectus
Item 3.     Fee Table, Synopsis,...........Summary;Comparison of Investment
                                           Policies and and Risk Factors
                                           and Risk Factors
Item 4.     Information About the
            Transaction................... Information About the Reorganization
Item 5.     Information About the........  Information About the Portfolio and
            Registrant                     the Fund
Item 6.     Information About the Company
            Being Acquired.................Information About the Portfolio and
                                           the Fund
Item 7.     Voting Information.............Voting Information
Item 8.     Interests of Certain......     Not Applicable
            Persons and Experts
Item 9.     Additional Information Required
            for Reoffering by Persons
            Deemed to be Underwriters......Not applicable

 PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    Additional Information
            About the Registrant..........Information Incorporated by Reference
Item 13.    Additional Information
            About Company Being Acquired  Information Incorporated by Reference
Item 14.    Financial Statements           Information Incorporated by Reference




PART C.     OTHER INFORMATION.

Item 15. Indemnification is provided to Officers and Directors of the Registrant pursuant to Article Eighth of the Articles of Incorporation. The Investment Advisory Contract between the Registrant and Federated Management (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Directors and Officers are covered by an Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, Officers, or controlling persons of the Registrant in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended, for Directors, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made:

            (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant, or

            (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

      The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:

            (i)         the indemnitee provides security for his undertaking;

            (ii) the Registrant is insured against losses arising by reason of any lawful advances; or

            (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits.

      1.1   Conformed copy of Articles of Incorporation;

      1.2 Conformed copy of Articles of Amendment of Articles of Incorporation;(2)

      2.    Copy of By-Laws;(1)

      3.    Not Applicable;

      4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus;(16)

      5. Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (10)

      6.1 Copy of Investment Advisory Contract and conformed copies of Exhibits A and B of Investment Advisory Contract; (7)

      6.2 Conformed copies of Exhibits D and E of Investment Advisory Contract; (11)

-------------------------------------------------
+ All exhibits have been filed electronically.

     (1)  Response  is  incorporated   by  reference  to  Registrant's   Initial
          Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

     (7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115)

     (10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

      (11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

     (16) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed July 28, 1998. (File Nos. 333-57707 and 811-7115)

      7. Copy of Distributor's Contract and Conformed copies of Exhibits A, B, C, and D to Distributor's Contract; (4)

      7.1 Copy of Distributor's Contract and Conformed copies of Exhibits E and F to Distributor's Contract; (10)

      7.2   Conformed copies of Exhibits G and H to Distributor's Contract; (11)

      7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);

      8.    Not Applicable;

      9.1   Conformed copy of the Custodian Agreement of the Registrant; (4)

     9.2 Conformed Copy of Fee Schedule to the Custodian Agreement of the Registrant; (13)

     9.3 Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant;(13)


* --------------------------------------------------
+    All exhibits have been filed electronically.

     (4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

     (10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

     (11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

     (13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

     (14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 30, 1998. (File Nos. 33-50773 and 811-7115)

     (15) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed June 25, 1998. (File Nos. 333-57707 and 811-7115)

      9.4   Conformed copy of Administrative Services Agreement; (4)

     9.5 The responses described in Item 24(b)(6) are hereby incorporated by reference;

     9.6 Conformed Copy of Amended and Restated Shareholder Services Agreement of the Registrant; (13)

      10.   Conformed copy of Distribution Plan including Exhibits A and B;(11)

      10.1 Conformed copy of Exhibits C to Distribution Plan; (10)

      10.2   Conformed copy of Exhibit D and E to Distribution Plan; (11)

     10.3 The responses described in Item 24(b)(6) are hereby incorporated by reference;

     11. Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (15)

     12.  Conformed  Copy of Tax Opinion of Dickstein  Shapiro  Morin & Oshinsky
          LLP;+

      13.   Not Applicable

      14. Conformed copy of Consent of Independent Auditors;(16)

      15.   Not Applicable

      16.1  Conformed copy of Power of Attorney; (14)

      16.2  Conformed copy of Limited Power of Attorney;  (10)

      17.   Form of Proxy.(16)
--------------------------------------------------
+    All exhibits have been filed electronically.

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11)  Response is  incorporated  by  reference  to  Registrant's  Post-Effective
Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 30, 1998. (File Nos. 33-50773 and 811-7115)

(15) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed June 25, 1998. (File Nos. 333-57707 and 811-7115)

(16) Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed July 28, 1998. (File Nos. 333-57707 and 811-7115)

Item 17.    Undertakings:

      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c( of the Securities Act of f1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus filed under the above paragraph will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED TOTAL RETURN SERIES, INC. certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 13th day of October, 1998.

                                       FEDERATED TOTAL RETURN SERIES, INC.

BY: /s/ Anthony R. Bosch
         Anthony R. Bosch,
         Assistant Secretary

Attorney in Fact for John F. Donahue
October 13, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                TITLE                   DATE
By: /s/ Anthony R. Bosch         Attorney In Fact        October 13, 1998
Anthony R. Bosch

For the Persons                  ASSISTANT SECRETARY
Listed Below

  NAME                                    TITLE
John F. Donahue*                    Chairman and Director
                                    (Chief Executive Officer)

Glen R. Johnson*                          President

J. Christopher Donahue*                   Executive Vice President
                                          and Director

Edward C. Gonzales                        Executive Vice President

John W. McGonigle*                        Executive Vice President,
                                          Treasurer and Secretary
                                          (Principal Financial and
                                           Accounting Officer)

Thomas G. Bigley*                         Director

John T. Conroy, Jr.*                      Director

Nicholas P. Constantakis*                 Director

William J. Copeland*                      Director

James E. Dowd*                            Director

Lawrence D. Ellis, M.D.*                  Director

Edward L. Flaherty, Jr.*                  Director

Peter E. Madden*                          Director

John E. Murray, Jr.*                      Director

Wesley W. Posvar*                         Director

Marjorie P. Smuts*                        Director

* By Power of Attorney